Regulatory Assets and Liabilities - Canada Electric Utilities (Narrative) (Details) $ in Millions					3 Months Ended	12 Months Ended			24 Months Ended
	Jan. 29, 2024 CAD ($)	Dec. 01, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Aug. 15, 2021	Jun. 30, 2023 CAD ($)	Dec. 31, 2024	Dec. 31, 2023 CAD ($) km	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($) km	Dec. 21, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Feb. 28, 2022 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Liabilities							$ 1,772	$ 2,273	$ 1,772
Utilities Operating Expense, Depreciation and Amortization							1,049	952
Contractual Obligation, to be Paid, Year One							2,698		2,698
Contractual Obligation, to be Paid, Year Two							1,217		1,217
Regulatory Assets							3,105	3,620	3,105
Non-current assets							11,396	11,850	$ 11,396
Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Utilities Operating Expense, Depreciation and Amortization							276	259
NSPI
Public Utilities, General Disclosures [Line Items]
Storm cost							$ 10
NSPI | Canadian Electric Utilities
Public Utilities, General Disclosures [Line Items]
Recovery Period							3 years		3 years
NSPI | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage							6.90%
Storm cost							$ 31
Deferred storm rider							$ 21		$ 21
NSPI | Canadian Electric Utilities | Operating | Nova Scotia Cap-and-Trade ("Cap-and-Trade") Program
Public Utilities, General Disclosures [Line Items]
Gas costs								166
Credits purchased from provincial auctions								$ 6
Compliance costs accrued											$ (166)
NSPI | Canadian Electric Utilities | Operating | Subsequent Event [Member]
Public Utilities, General Disclosures [Line Items]
Requested approval for sale of regulatory assets	$ 117
Amortization and financing costs	$ 117
Collection period of amortization and financing costs	10 years
NSPI | Range, Minimum | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							8.75%	8.75%
NSPI | Range, Maximum | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							9.25%	9.25%
Regulated common equity component							40.00%
NSPI | Scenario Plan | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage						6.50%
NSPI | NSPI FAM | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Increase to regulatory assets					$ 51
NSPI | UARB | Canadian Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Amount requested to defer operating costs incurred from storm restoration			$ 24
Non-current assets							$ 24		24
NSPI | UARB | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Holdback payable							$ 4	$ 8	$ 12
Estimate of possible percentage of receiving deliveries							90.00%		90.00%
Monthly holdback amount		$ 4						$ 2
Percent of contracted annual amount							10.00%		10.00%
Emera Newfoundland and Labrador Holdings Inc. | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Public Utilities, Equipment, Transmission and Distribution							$ 1,800		$ 1,800
Number of pipelines							2
Length Of Pipeline | km							170		170
Regulatory Liabilities												$ 1,800
Costs not recoverable for rate approval												9
Costs not recoverable for rate approval net of tax												$ 7
Holdback payable							$ 4
Contractual Obligation, to be Paid, Year One							$ 164		$ 164	$ 164
Energy Delivery Commitments and Contracts, Term				35 years
Emera Newfoundland and Labrador Holdings Inc. | Range, Minimum | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							8.75%
Emera Newfoundland and Labrador Holdings Inc. | Range, Maximum | Canadian Electric Utilities | Operating | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity							9.25%
Equity ratio							30.00%		30.00%